Exhibit 99.9

Monthly Investor Report: Verizon Master Trust - VZMT 2024-8

Collection Period	Payment Date	Transaction Month	Series Status at End of Prior Payment Date

September 2025	10/20/2025	11	Revolving

Offered Notes	Anticipated Redemption Date	Final Maturity Date	Issuance Note Balance	SOFR:Days in the Interest Period	Note Interest Rate	SOFR Adjustment Date	SOFR30A	Total
Class A-1a	11/22/27	11/20/2030	$816,010,000.00		4.62%			4.62%
Class A-1b	11/22/27	11/20/2030	$75,000,000.00	28	SOFR +0.42%	10/10/2025	4.23367%	4.65%
Class B	11/22/27	11/20/2030	$68,120,000.00		4.82%			4.82%
Class C	11/22/27	11/20/2030	$40,870,000.00		4.99%			4.99%

Total			$1,000,000,000.00

Series 2024-8 Allocation % x Group One Available Funds	$70,623,222.94
Amounts paid by the Cap Counterparty	N/A
Available Subordinated Amounts	$0.00
Amounts drawn on the Reserve Account	$0.00
Amounts released from Principal Funding Account	$0.00
Any amounts deposited by the Class A Certificateholder in connection with an Optional Redemption
Total Available Funds	$70,623,222.94

Beginning of Period Reserve Account Balance	$10,899,182.56
Required Reserve Amount	$10,899,182.56
Shortfall in Required Reserve Amount	$0.00
Reserve Account funds needed this period (True/False)	FALSE
Reserve Account draw amount required	0.00
Reserve Account Deposit Amount	$0.00
End of Period Reserve Account Balance	$10,899,182.56

Waterfall Distribution	Amount Due	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Master Collateral Agent Fee	$74.21	$74.21	$0.00	$0.00	$70,623,148.73
Owner Trustee Fee	$0.00	$0.00	$0.00	$0.00	$70,623,148.73
Asset Representations Reviewer Fee	$38.79	$38.79	$0.00	$0.00	$70,623,109.94
Supplemental ARR Fee	$155.16	$155.16	$0.00	$0.00	$70,622,954.78
Indenture Trustee Fee	$1,250.00	$1,250.00	$0.00	$0.00	$70,621,704.78
Servicing Fee	$773,518.41	$773,518.41	$0.00	$0.00	$69,848,186.37
Class A-1a Note Interest	$3,141,638.50	$3,141,638.50	$0.00	$0.00	$66,706,547.87
Class A-1b Note Interest	$271,464.08	$271,464.08	$0.00	$0.00	$66,435,083.79
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$66,435,083.79
Class B Note Interest	$273,615.33	$273,615.33	$0.00	$0.00	$66,161,468.46
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$66,161,468.46
Class C Note Interest	$169,951.08	$169,951.08	$0.00	$0.00	$65,991,517.38
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$65,991,517.38
Reserve Account up to Required Reserve Amount	$0.00	$0.00	$0.00	$0.00	$65,991,517.38
Regular Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$65,991,517.38
Supplemental Successor Servicer Fee	$0.00	$0.00	$0.00	$0.00	$65,991,517.38
Additional Interest Amounts	$0.00	$0.00	$0.00	$0.00	$65,991,517.38
Make-Whole Payments	$0.00	$0.00	$0.00	$0.00	$65,991,517.38
Additional Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$65,991,517.38
Additional Trust Expenses	$0.00	$0.00	$0.00	$0.00	$65,991,517.38
Class R Interest	$65,991,517.38	$65,991,517.38	$0.00	$0.00	$0.00

Total	$70,623,222.94	$70,623,222.94	$0.00	$0.00

Total Priority Principal Payments and Additional Interest Amounts					$0.00

Noteholder Payments	Note Balance	PFA Account	Interest Payment	Add’l Interest	Make-Whole	Total Payment
Class A-1a	$0.00	$0.00	$3,141,638.50	$0.00	$0.00	$3,141,638.50
Class A-1b	$0.00	$0.00	$271,464.08	$0.00	$0.00	$271,464.08
Class B	$0.00	$0.00	$273,615.33	$0.00	$0.00	$273,615.33
Class C	$0.00	$0.00	$169,951.08	$0.00	$0.00	$169,951.08

Total	$0.00	$0.00	$3,856,668.99	$0.00	$0.00	$3,856,668.99

Noteholder Payments	Note Balance	Payment per $1,000 of Notes			As of Prior Payment Date		Current Payment Date
	per $1,000 of Notes	Interest Payment	Make-Whole Payment	Total Payment	Balance	Note Pool Factor	Balance	Note Pool Factor
Class A-1a	$1,000.00	$3.85	$0.00	$3.85	$816,010,000.00	1.00	$816,010,000.00	1.00
Class A-1b	$1,000.00	$3.62	$0.00	$3.62	$75,000,000.00	1.00	$75,000,000.00	1.00
Class B	$1,000.00	$4.02	$0.00	$4.02	$68,120,000.00	1.00	$68,120,000.00	1.00
Class C	$1,000.00	$4.16	$0.00	$4.16	$40,870,000.00	1.00	$40,870,000.00	1.00

Total	$1,000.00	$3.86	$0.00	$3.86	$1,000,000,000.00	1.00	$1,000,000,000.00	1.00

	Beginning Period	Add: Deposit	Ending Period
Principal Funding Account Limit	$500,000,000.00		$500,000,000.00
Principal Funding Account balance	$0.00	$0.00	$0.00

Note: Information regarding Amortization Event Tests and Excess Concentration Amounts can be found on the Verizon Master Trust report filed as Exhibit 99.1 to this Form 10-D.